Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Parenthetical) (Detail) - Dominion Energy Gas Holdings, LLC $ in Millions	Dec. 31, 2018 USD ($)
Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	$ 2
Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	$ 2